Intangible assets - Summary of key assumptions used for each group of cash generating units (Detail)	Dec. 31, 2023	Dec. 31, 2022
Risk
Disclosure of information for cash-generating units
Pre-tax discount rate	11.30%	11.20%
Nominal long-term market growth rate	4.00%	4.00%
Scientific, technical & medical
Disclosure of information for cash-generating units
Pre-tax discount rate	10.60%	10.50%
Nominal long-term market growth rate	3.00%	3.00%
Legal
Disclosure of information for cash-generating units
Pre-tax discount rate	10.90%	10.90%
Nominal long-term market growth rate	4.00%	3.00%
Exhibitions
Disclosure of information for cash-generating units
Pre-tax discount rate	12.30%	13.00%
Nominal long-term market growth rate	4.00%	4.00%